Balances and Transactions with Related Parties (Details) - USD ($) $ in Thousands		12 Months Ended
	May 12, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Related parties transaction, Description	(i) the agreed remuneration for work performed in accordance with the agreement until the date of termination; and (ii) in the event that the termination is not due to a breach of the agreement by the executive officer, the Company shall reimburse the executive officer for all documented expenses arising from non-cancellable commitments incurred prior to such termination, and (iii), the balance between the aggregate amount of the remuneration and the advance (as defined below) actually paid to the executive officer, and the amount of $816 thousand, in consideration for any expenses incurred by executive officer in preparation for the study. In consideration for the executive officer’s fulfilment of his obligations, the Company has agreed to pay a fixed price for each of the activities performed as defined in the agreement. Upon entering the agreement, the Company paid the executive officer a non-refundable advance in the amount of $125 thousand.
Research and development expenses		$ 822	$ 251	$ 0